Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities

Note 15 - Lease liabilities

From December 31, 2022, to December 31, 2023, the Company has recognized the lease liabilities shown below:

	December 31, 2023		December 31, 2022
Lease liabilities:
Current	Ps.	537,515	Ps.	417,307
Non-current		5,706,707		4,828,135
	Ps.	6,244,222	Ps.	5,245,442

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	Building		Transportation equipment trucks		Store equipment		Total
Lease liabilities as of January 1, 2021	Ps.	2,575,480	Ps.	6,595	Ps.	18,720	Ps.	2,600,795
New leases		897,846		25,738		64,262		987,846
Interest expense		432,828		1,690		6,160		440,678
Payment of leases		(567,988)		(6,814)		(23,630)		(598,432)
Lease liabilities as of December 31,2021	Ps.	3,338,166	Ps.	27,209	Ps.	65,512	Ps.	3,430,887
New leases		2,021,858		32,760		78,792		2,133,410
Interest expense		488,072		3,896		15,907		507,875
Payment of leases		(755,871)		(16,631)		(54,228)		(826,730)
Lease liabilities as of December 31,2022	Ps.	5,092,225	Ps.	47,234	Ps.	105,983	Ps.	5,245,442
New leases		1,282,448		63,778		75,942		1,422,168
Interest expense		728,878		9,689		24,305		762,872
Payment of leases		(1,071,930)		(31,242)		(83,088)		(1,186,260)
Lease liabilities as of December 31,2023	Ps.	6,031,621	Ps.	89,459	Ps.	123,142	Ps.	6,244,222

The following are the amounts recognized in profit or loss:

	December 31, 2023		December 31, 2022		December 31, 2021
Depreciation expense of right-of-use assets	Ps.	598,031	Ps.	484,916	Ps.	315,358
Interest expense on lease liabilities		762,872		507,875		440,678
Expense relating to leases of low-value assets and short-term leases (included in administrative expenses)		18,370		6,387		2,232
Total amount recognized in profit or loss	Ps.	1,379,273	Ps.	999,178	Ps.	758,268

The Company has no cash outflows to which is potentially exposed since in the measurement of the lease liabilities, the optional renewal is always included.